Note 5 - Acquisitions and Divestures (Details) - Acquisition of Virco (Parentheticals) (USD $)	0 Months Ended	1 Months Ended
	Feb. 17, 2012	Dec. 31, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]	Nov. 30, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of Virco (Parentheticals) [Line Items]
Series C Preferred Stock shares (in Shares)	1,846,722	91,425	91,425
Series C Preferred Stock stated per share		$ 25
Series C Preferred Stock share price		$ 21.55